Cash and Cash Equivalents	12 Months Ended
Jun. 30, 2018
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents	7. CASH AND CASH EQUIVALENTS
	2018	2017
	$'000	$'000
Cash at bank	9,575	4,349
Cash on deposit	6,510	13,026
	16,085	17,375